SCHEDULE IV - MORTGAGE LOANS ON REAL ESTATE - MOVEMENT IN MORTGAGE LOANS ON REAL ESTATE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-29, Real Estate Companies, Investment in Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance, beginning of period	$ 298,880	$ 89,762	$ 0
Additions during period:
New loans	231,212	217,014	89,295
Capitalized interest	539	8,546	384
Accretion of fees and other items	1,909	2,441	268
Total additions	233,660	228,001	89,947
Less: Deductions during period:
Collections of principal	(47,670)	(17,186)	0
Deferred fees and other items	(3,200)	(1,697)	(185)
Total deductions	(50,870)	(18,883)	(185)
Balance, end of period	481,670	298,880	89,762
Cure payments receivable	7,351	0	0
Allowance for credit losses	(60,628)	0	0
Net balance, end of period	$ 428,393	$ 298,880	$ 89,762